Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
21. Income Taxes
Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s U.K. and Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2018 $	December 31, 2017 $
Deferred tax assets:
Vessels and equipment	5,868	5,377
Tax losses carried forward and disallowed finance costs (1)	155,910	193,501
Other	10,545	29,355
Total deferred tax assets	172,323	228,233
Deferred tax liabilities:
Vessels and equipment	18,037	9,053
Provisions	5,588	5,153
Other	2,060	8,417
Total deferred tax liabilities	25,685	22,623
Net deferred tax assets	146,638	205,610
Valuation allowance	(144,560)	(202,513)
Net deferred tax assets	2,078	3,097

(1)
Substantially all of the Company’s net operating loss carryforwards of $826.3 million relates primarily to its U.K., Spanish, Norwegian and Luxembourg subsidiaries and, to a lesser extent, to its Australian ship-owning subsidiaries. The Company had disallowed finance costs in Spain and Norway of approximately $23.6 million and $15.3 million, respectively, at December 31, 2018, which are available for 18 years and 10 years, respectively, from the year the costs are incurred for offset against future taxable income in Spain and Norway, respectively. The Company's tax losses in Luxembourg are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.

Deferred tax balances are presented in other non-current assets in the accompanying consolidated balance sheets.

The components of the provision for income tax expense are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Current	(17,458)	(11,997)	(14,424)
Deferred	(2,266)	(235)	(10,044)
Income tax expense	(19,724)	(12,232)	(24,468)

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Net (loss) income before taxes	(38,023)	(516,840)	111,132
Net (loss) income not subject to taxes	(104,465)	(297,688)	57,862
Net income (loss) subject to taxes	66,442	(219,152)	53,270
At applicable statutory tax rates	15,177	(51,471)	5,996
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	4,639	64,164	18,198
Other	(92)	(461)	274
Tax expense related to the year	19,724	12,232	24,468

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2016 to December 31, 2018:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Balance of unrecognized tax benefits as at January 1	31,061	19,492	18,390
Increases for positions related to the current year	9,297	2,631	6,422
Changes for positions taken in prior years	981	3,475	(3,729)
Decreases related to statute of limitations	(783)	(1,562)	(1,591)
Increase due to acquisition of TIL	—	8,528	—
Decrease due to deconsolidation of Teekay Offshore	—	(1,503)	—
Balance of unrecognized tax benefits as at December 31	40,556	31,061	19,492

The majority of the net increase for positions relates to the potential tax on freight income on an increased number of voyages for the year ended December 31, 2018.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2008 through 2018 remain open to examination by some of the major jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and, are approximately an increase of $9.2 million in 2018, and an increase of $6.4 million in 2017 and an increase of $1.0 million in 2016.